Share capital (Tables)	6 Months Ended
Jun. 30, 2025
Share capital
Summary of Group's share structure as though the restructuring took effect retroactively

The below table sets out the Group’s share structure during the period ended 30 June 2025 and the year ended 31 December 2024:

	At 30 June 2025		At 31 December 2024
	Authorized	Issued	Authorized	Issued
Class A ordinary shares	20,000,000	9,964,344	20,000,000	9,898,516
Preferred shares	55,000,000	—	55,000,000	—
	75,000,000	9,964,344	75,000,000	9,898,516

	At 30 June 2025		At 31 December 2024
	Number	Share	Number	Share
	of shares	capital	of shares	capital
Issuance of shares in the normal course of business	5,191,300	12,978	5,125,472	12,812
Issuance of shares to Swvl Inc. shareholders	3,411,410	8,529	3,411,410	8,529
Issuance of shares to SPAC shareholders	557,960	1,395	557,960	1,395
Conversion of convertible notes	645,018	1,613	645,018	1,613
Issuance of shares to PIPE investors	158,656	397	158,656	397
Other shares	—	—	—	0
	9,964,344	24,912	9,898,516	24,746

b. Share premium:

At 30 June 2025
Share Premium
Issuance of shares to shareholders	88,873,188
Conversion of convertible notes	145,952,505
Issuance of share to PIPE investors	39,663,603
Recapitalization costs	121,077,329
Other shares issued during the period	—
395,566,625
Less:
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)
Fair value of earnout shares	(75,550,455)
311,548,404
Issuance of shares in the normal course of business	42,630,923
354,179,327

At 31 December 2024
Share Premium
Issuance of shares to shareholders	88,873,188
Conversion of convertible notes	145,952,505
Issuance of share to PIPE investors	39,663,603
Recapitalization costs	121,077,329
395,566,625
Less:
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)
Fair value of earnout shares	(75,550,455)
311,548,404
Issuance of shares in the normal course of business	42,335,364
353,883,768